Other Income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income [Abstract]1
Schedule of Other Income

Other income consist of the following:

	Year ended December 31,
	2025	2024		2023
	(Euros in thousands)
Grants and other reimbursements from government agencies	4,647	—	—	—
Other	87	78	—	1,139
Total	4,734	78		1,139